TRADE ACCOUNTS AND NOTES PAYABLE (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS AND NOTES PAYABLE
Trade accounts payable	€ 5,708	€ 6,034
Notes payable		12
Trade accounts and notes payable	€ 5,708	€ 6,046